Inventories (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Inventory [Line Items]
Finished goods	$ 1,327,744	¥ 108,875,000	¥ 91,059,000
Work in process	27,634	2,266,000	2,551,000
Raw materials	224,756	18,430,000	16,985,000
Total	$ 1,580,134	¥ 129,571,000	¥ 110,595,000